10. Shareholders’ Equity (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Details Narrative
Anti-dilutive shares excluded from the calculation of earnings per share	3,746,259	3,827,095